Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables, net of allowance	CAD 746.6	CAD 740.7
Holdbacks, current	43.8	45.0
Other	25.7	20.7
Trade and other receivables	CAD 816.1	CAD 806.4